Stock-Based Compensation Stock Option Black Scholes Option Pricing Model Assumptions (Details) (Employee Stock Option [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Stock Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	46.50%	48.70%	50.20%
Risk free interest rate	1.60%	2.30%	1.80%
Expected life (years)	4.9	4.6	4.9